CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Balance Sheet [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock shares issued (in shares)	21,485,257	17,257,774	0
Common stock shares outstanding (in shares)	21,485,257	17,257,774	0